Share-based payments - Shares granted under the plan (Details)	12 Months Ended
	Dec. 31, 2022 Option $ / shares	Dec. 31, 2021 Option $ / shares
Share-based payments
As at January 1 | Option	125,000	590,000
Granted during the year | Option	146,115	250,000
Forfeited during the year | Option	(12,500)
Exercised during the year | Option	(89,430)	(715,000)
As at December 31 | Option	169,185	125,000
Average price per share beginning | $ / shares	$ 5.76	$ 3.05
Granted during the year | $ / shares	5.57	5.76
Forfeited during the year | $ / shares	(5.80)
Exercised during the year | $ / shares	(5.70)	(3.52)
Average price per share ending | $ / shares	$ 5.62	$ 5.76